Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Schedule of Treasury Stock by Class
The following table summarizes the repurchases of shares under the SRP cumulatively through September 30, 2016:

	Number of Shares	Weighted-Average Price per Share
Cumulative repurchases as of December 31, 2015	2,073,645	$24.12
Nine months ended September 30, 2016	7,854	24.17
Cumulative repurchases as of September 30, 2016	2,081,499	$24.12

The following table summarizes the repurchases of shares under the Company's share repurchase programs cumulatively through December 31, 2015:

	Number of Shares	Weighted-Average Price per Share
Cumulative repurchases as of January 22, 2013 (date of inception)	—	$—
Period from January 22, 2013 (date of inception) to December 31, 2013	8,082	24.98
Year ended December 31, 2014	295,825	23.99
Year ended December 31, 2015	1,769,738	24.13
Cumulative repurchases as of December 31, 2015 (1)	2,073,645	$24.12
____________________
(1) As permitted under the Second SRP, in January 2016, the Company's board of directors authorized, with respect to repurchase requests received during the quarter ended December 31, 2015 (exclusive of any shares requested for repurchase on the Special Share Repurchase Date), the repurchase of shares validly submitted equal to 1.00% of the product of (i) $24.17, the Company's most recently published Estimated Per-Share NAV, and (ii) 66,456,430, the number of shares outstanding as of September 30, 2015, representing less than all the shares validly submitted for repurchase during the quarter ended December 31, 2015 (exclusive of any shares requested for redemption on the Special Share Repurchase Date). Accordingly, 664,564 shares at a weighted average repurchase price of $24.17 per share (including all shares submitted for death and disability) were approved for repurchase and completed in February 2016. This $16.1 million liability is included in accounts payable and accrued expenses on the consolidated balance sheet as of December 31, 2015. A total of 4,063,415 shares were requested for repurchase during the year ended December 31, 2015, of which 2,298,905 share requests were not approved for repurchase and thus not fulfilled.